Financial instruments and financial risk management (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of risk management strategy related to hedge accounting [line items]
Summary of financial instruments

	Year ended June 30, 2021
		Categories	Category in		Fair value
	Carrying	outside of	accordance		hierarchy
(in € thousands)	amount	IFRS 9	with IFRS 9	Fair value	level
Financial assets
Non-Current financial assets
Non-current deposits	175	—	Amortized cost	—	—
Current financial assets
Trade and other receivables	5,030	—	Amortized cost	—	—
Cash and cash equivalents	76,760	—	Amortized cost	—	—
Other assets	14,492	10,864
thereof deposits	816	—	Amortized cost	—	—
thereof other financial assets	5,030	—	Amortized cost	—	—
Financial liabilities
Non-current financial liabilities
Lease liabilities	8,786	8,786	N/A	—	—
Current financial liabilities
Tax liabilities	14,293	14,293	N/A	—	—
Lease liabilities	5,361	5,361	N/A	—	—
Trade and other payables	44,210	—	Amortized cost	—	—
Other liabilities	50,227	40,596
thereof other financial liabilities	9,631	—	Amortized cost	—	—

Financial instruments as of June 30, 2022 is as follows:

	Year ended June 30, 2022
		Categories	Category in		Fair value
	Carrying	outside of	accordance	Fair	hierarchy
(in € thousands)	amount	IFRS 9	with IFRS 9	value	level
Financial assets
Non-Current financial assets
Non-current deposits	294	—	Amortized cost	—	—
Current financial assets
Trade and other receivables	8,276	—	Amortized cost	—	—
Cash and cash equivalents	113,507	—	Amortized cost	—	—
Other assets	61,874	17,170
thereof deposits	414	—	Amortized cost	—	—
thereof other financial assets	44,290	—	Amortized cost	—	—
Financial liabilities
Non-current financial liabilities
Lease liabilities	16,817	16,817	N/A	—	—
Current financial liabilities
Tax liabilities	25,892	25,892	N/A	—	—
Lease liabilities	5,189	5,189	N/A	—	—
Trade and other payables	45,156	—	Amortized cost	—	—
Other liabilities	74,889	58,261
thereof other financial liabilities	16,628	—	Amortized cost	—	—

Summary of carrying amounts of financial instruments

	Year ended June 30,
	2020	2021	2022
	Carrying	Carrying	Carrying
(in € thousands)	amount	amount	amount
Financial assets measured at Amortized cost (AC)	24,246	85,592	166,486
Financial liabilities measured at Amortized cost (AC)	245,545	53,842	61,784

Summary of foreign exchange reserves affecting other comprehensive income

(in € thousands)	July 1, 2021	Additions	Reclassification	June 30, 2022
OCI 1	—	(4,434)	4,434	—
OCI 2	—	(538)	538	—

Schedule of net gains and losses on financial instruments

	Year ended June 30,
(in € thousands)	2020	2021	2022
Financial liabilities measured at Amortized cost (AC)	(12,988)	7,900	(386)
Financial assets and financial liabilities measured at fair value through profit or loss (FVPL)	2	—	—

Schedule of maturities of financial liabilities

Maturity analysis of financial liabilities as of June 30, 2021:

	Year ended June 30, 2021
					Carrying
in € thousands	<1 year	1 – 5 years	> 5 years	Total	amount
Trade and other payables	44,210	—	—	44,210	44,210
Other liabilities	50,227	—		50,227	50,227
Lease liabilities	5,733	9,151	—	14,884	14,147
Total	99,515	9,151	—	108,666	107,929

Maturity analysis of financial liabilities as of June 30, 2022:

	Year ended June 30, 2022
					Carrying
in € thousands	<1 year	1 – 5 years	> 5 years	Total	amount
Trade and other payables	45,156	—	—	45,156	45,156
Other liabilities	74,889		—	74,889	74,889
Lease liabilities	5,764	30,325	21,548	57,637	22,006
Total	125,809	30,325	21,548	177,682	142,051

Summary of carrying amounts of cash and cash equivalents by ratings

	Year ended June 30,
in € thousands	2021	2022
Rating Class 1	75,958	112,627
Rating Class 2	752	838
Rating Class 3	49	54

Schedule of movements in credit loss allowance for trade and other receivables

	Year ended June 30,
in € thousands	2021	2022
Beginning of fiscal year	46	—
Decrease loss allowance during the period	(46)	—
Write-offs	—	—
End of fiscal year	—	—

Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Schedule of sensitivity to changes in Euro exchange rates

	Year ended June 30,
	2021		2022
	€ appreciation	€ depreciation	€ appreciation	€ depreciation
in € thousands	+10%	-10%	+10%	-10%
€ Sensitivity	(1,128)	1,379	(1,232)	1,505